Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Schedule of assets and liabilities measured at fair value on a recurring basis

As of December 31, 2018

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Short‑term investments — Wealth management products	—	145,451	—	145,451

As of December 31, 2019

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Short‑term investments — Wealth management products	—	86,362	—	86,362

Schedule of estimated useful lives of property and equipment, net

Estimated useful life
Electronic equipment and computers	3 to 5 years
Office furniture and equipment	3 years
Leasehold improvement	Lesser of the term of the lease or the estimated
useful lives of the leasehold improvement

Schedule of revenue disaggregated by the major service lines

	For the year ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Online advertising services	73,958	173,783	283,426
Enterprise value‑added services
Integrated marketing	10,279	40,017	250,344
Offline events	31,670	53,711	53,861
Consulting	516	6,510	15,264
Revenue for Enterprise value‑added services	42,465	100,238	319,469
Subscription services
Institutional investor subscription services	2,299	14,368	20,039
Enterprise subscription services	—	—	2,077
Individual subscription services	1,785	10,704	30,595
Revenue for Subscription services	4,084	25,072	52,711
Total revenue	120,507	299,093	655,606